DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about hedging instruments
The net fair values of derivative financial instruments at December 31, 2020 and 2019 were as follows:

	As of December 31,
	2020	2019

Contracts with positive fair value
Foreign exchange contracts	1,572	1,196

	1,572	1,196

Contracts with negative fair value
Interest rate swap contracts	(523)	(17)
Foreign exchange contracts	(5,835)	(3,007)

	(6,358)	(3,024)
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges
	Gross amount	Income tax	Total

At December 31, 2018	679	(202)	477

(Decrease) / Increase	(475)	142	(333)
Reclassification to income statement	(276)	83	(193)

At December 31, 2019	(72)	23	(49)

(Decrease) / Increase	(454)	136	(318)
Reclassification to income statement	188	(56)	132

At December 31, 2020	(338)	103	(235)
The net fair values of the exchange rate derivative contracts as of December 31, 2020 and December 31, 2019 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2020	2019

EUR/$	ND Forward - Buy EUR	53.7 million EUR	1,572	1,196
COP/$	ND Forward - Sell COP	291.5 billion COP	(5,835)	(3,007)

			(4,263)	(1,811)
COP: Colombian pesos; EUR: E.U. euros; $: U.S. dollars.